UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska	68130
(Address of principal executive offices)	(Zip code)

Richard Malinowski, Gemini Fund Services, LLC.
80 Arkay Drive, Suite 110 Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/18

Item 1. Reports to Stockholders. [Insert annual or semi-annual report.]

Annual Report
June 30, 2018

Quantified Managed Income Fund
Investor Class Shares QBDSX
Advisor Class Shares QBDAX

Quantified All-Cap Equity Fund
Investor Class Shares QACFX
Advisor Class Shares QACAX

Quantified Market Leaders Fund
Investor Class Shares QMLFX
Advisor Class Shares QMLAX

Quantified Alternative Investment Fund
Investor Class Shares QALTX
Advisor Class Shares QALAX

Quantified STF Fund
Investor Class Share QSTFX
Advisor Class Shares QSTAX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 03, 2018

Dear Shareholders:

This Annual Report for the Quantified Funds covers the period from July 1, 2017 – June 30, 2018. The Quantified Funds are a series of actively managed Funds, sub-advised by Flexible Plan Investments, Ltd., which employ dynamic, risk-controlled strategies to continuously adjust to market changes.

The Quantified All-Cap Equity Fund returned 9.93% for the Investor class shares and 9.37% for the Advisor class shares for the period, compared with 14.37% for the S&P 500 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. It uses futures in its portfolio. Throughout the period, the Fund’s momentum ranking methodology continued to equally weight to large-, mid-, and small-cap stocks in the chosen stock baskets. During the first quarter of 2018, the Fund’s allocation to its factor-trading models caused it first to underperform its benchmark, as factor favorability declined in that quarter, then to outperform it in the second quarter of this year, as factor favorability improved. International and global investments also gave the Fund a slight edge, despite global stocks largely underperforming domestic stocks during this period. The futures hedges were a slight drag to performance.

The Quantified Alternative Investment Fund returned 2.79% for the Investor class shares and 2.25% for the Advisor class shares for the period, versus 14.37% for the S&P 500 Total Return Index and 2.47% for the HFRX Global Hedge Fund Index. After outperforming its benchmarks during the second half of 2017, the Fund underperformed during the first half of 2018. The Fund’s negative performance in the first quarter of 2018 was primarily due to holdings in volatility-based strategies which did not do well in the quickly moving and choppy markets of that period. In late March, the Fund had a quarterly update of its alternative asset allocation which resulted in the elimination of all of the volatility-based holdings. During the second quarter of 2018, the Fund’s futures positions, which are used as a substitute for stocks, were a net gain for the portfolio, and partially offset a decline in holdings in emerging market countries.

The Quantified Managed Income Fund was down -0.99% for the period for the Investor class shares and -1.67% for the Advisor class shares, compared with a loss of -0.40% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s investment objective is to seek high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk. The dividend-paying stock holdings and income-generating ETFs which had outperformed the benchmark on the second half of 2017, underperformed in the first half of 2018. Fixed income ETF holdings, which included a static core and actively managed components, lost ground. The actively traded ultra-bond futures hedge, which represents 12% of the Fund’s debt exposure, was up for the first quarter of 2018 despite trading only long-term Treasuries. However, it was a minor drag on the Fund’s performance in the second quarter of this year.

The Quantified Market Leaders Fund returned 19.35% for the period for the Investor class shares and 18.58% for the Advisor class shares, versus a return of 14.92% for the Wilshire 5000 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. After a strong performance in the second half of 2017, the Fund continued in 2018’s first quarter to leverage its market exposure in the portfolio, but significantly reduced weightings in emerging market index ETFs. During this quarter, the relative-strength-based sector ETF ranking maintained all sector exposures except for basic materials, which was replaced with a cash position. The Fund began the second quarter of 2018 with unleveraged exposure, favoring large-growth stocks with some small emerging market positions, but by May, this grew to total exposure of 156%.

4841-0572-0687.1

The Quantified STF Fund returned 24.06% for the period for the Investor class shares and 23.31% for the Advisor class shares, versus a return of 26.01% for the NASDAQ 100 Total Return Index. The Fund’s investment objective is to seek high appreciation on an annual basis consistent with a high tolerance for risk. Investments are based solely on the price movements of the NASDAQ 100 Index. After maintaining fully leveraged exposure of 200% for all of 2017, the Fund reduced its exposure during the first quarter of 2018 as market volatility materialized. The Fund began the second quarter of 2018 at 100% exposure with no leverage, increasing exposure as the market recovery continued around mid-May.

Thank you as always for your trust in us. If at any time you would like further information about the Funds or Flexible Plan’s investment approach, please go to the website of Flexible Plan, the Sub-adviser, at www.flexibleplan.com/market_hotline.

Jerry Wagner	Catherine Ayers-Rigsby

Flexible Plan Investments, Ltd.	Advisors Preferred, LLC

Sub-adviser	Adviser

4841-0572-0687.1

Quantified Managed Income Fund
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

		Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	(0.99)%	2.31%	N/A	1.33%
Quantified Managed Income Fund - Advisor Class	(1.67)%	N/A	2.14%	N/A
Bloomberg Barclays Aggregate Bond Index **	(0.40)%	1.72%	0.91%	2.26%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2018 +

+	Inception date is August 9, 2013

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.78% for Investor Class and 2.38% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.

**	Bloomberg Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses. This index is also known as Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of June 30, 2018 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange Traded Funds:
Debt Funds	52.0%
Equity Funds	24.7%
Common Stocks	19.6%
Money Market Funds	4.2%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Value
	COMMON STOCKS - 19.6%
	BEVERAGES - 2.0%
6,709	Dr Pepper Snapple Group, Inc.	$818,498

	COMPUTERS - 1.9%
12,346	MAXIMUS, Inc.	766,810

	COSMETICS/PERSONAL CARE - 1.9%
10,090	Procter & Gamble Co.	787,625

	ENVIRONMENTAL CONTROL - 1.9%
9,517	Waste Management, Inc.	774,113

	FOOD - 2.0%
22,914	Conagra Brands, Inc.	818,717

	MEDIA - 1.9%
12,301	John Wiley & Sons, Inc.	767,582

	REIT - 2.0%
44,472	Apollo Commercial Real Estate Finance, Inc.	812,948

	RETAIL - 2.0%
16,849	Starbucks Corp.	823,074

	SOFTWARE - 4.0%
7,107	Broadridge Financial Solutions, Inc.	818,016
6,153	Jack Henry & Associates, Inc.	802,105
		1,620,121

	TOTAL COMMON STOCKS (Cost - $8,116,499)	7,989,488

	EXCHANGE TRADED FUNDS - 76.7%
	DEBT FUNDS - 52.0%
62,639	Invesco Fundamental High Yield Corporate Bond ETF	1,145,667
559,491	Invesco Preferred ETF	8,146,189
7,539	iShares 7 - 10 Year Treasury Bond ETF	772,823
7,503	iShares 20+ Year Treasury Bond ETF	913,265
7,702	iShares Core U.S. Aggregate Bond ETF	818,877
13,537	iShares iBoxx $ High Yield Corporate Bond ETF	1,151,728
23,119	JPMorgan Global Bond Opportunities ETF	1,149,049
8,132	PIMCO 0-5 Year High Yield Corporate Bond Index	809,378
53,624	SPDR Bloomberg Barclays Convertible Securities	2,843,144
43,251	SPDR Bloomberg Barclays High Yield Bond ETF	1,534,545
17,185	SPDR Doubleline Total Return Tactical ETF	817,147
7,150	Schwab Short-Term U.S. Treasury ETF	355,641
10,331	Vanguard Total Bond Market ETF	818,112
		21,275,565
	EQUITY FUNDS - 24.7%
119,667	Alerian MLP ETF	1,208,637
44,409	Arrow Dow Jones Global Yield ETF	772,717
26,471	iShares Select Dividend ETF	2,587,276
51,248	Schwab U.S. REIT ETF	2,141,141
37,428	SPDR SSgA Income Allocation ETF	1,212,851
24,199	WisdomTree US LargeCap Dividend Fund	2,171,860
		10,094,482

	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,490,341)	31,370,047

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUNDS - 4.2%
864,090	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.77% (a)	864,090
864,090	First American Government Obligations Fund - Class Z 1.77% (a)	864,090
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,728,180)	1,728,180

	TOTAL INVESTMENTS - 100.5% (Cost - $41,335,020)	$41,087,715
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(195,801)
	NET ASSETS - 100.0%	$40,891,914

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2018	Appreciation
17	Ultra U.S. Treasury T- Bonds	September-18	$2,712,571	$48,531

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

		Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified All-Cap Equity Fund - Investor Class	9.93%	8.49%	N/A	6.17%
Quantified All-Cap Equity Fund - Advisor Class	9.37%	N/A	13.49%	N/A
S&P 500 Total Return Index **	14.37%	11.93%	15.47%	12.49%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2018 +

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.51% for Investor Class and 2.11% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of June 30, 2018 are as follows:

Holdings by Sector ^:	% of Net Assets
Common Stocks	80.6%
Exchange Traded Funds:
Equity Funds	15.1%
Money Market Funds	2.5%
Other Assets Less Liabilities	1.8%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Value
	COMMON STOCKS - 80.6%
	AEROSPACE & DEFENSE - 1.9%
380	Boeing Co.	$127,494
1,489	KLX, Inc. *	107,059
		234,553
	AIRLINES - 1.7%
1,053	Hawaiian Holdings, Inc.	37,855
2,472	United Continental Holdings, Inc. *	172,373
		210,228
	AUTO MANUFACTURERS - 1.0%
3,377	Ford Motor Co.	37,383
2,133	General Motors Co.	84,040
		121,423
	AUTO PARTS & EQUIPMENT - 2.3%
10,738	American Axle & Manufacturing Holdings, Inc. *	167,083
2,621	Delphi Technologies PLC	119,151
		286,234
	BANKS - 2.1%
1,125	International Bancshares Corp.	48,150
998	MB Financial, Inc.	46,607
580	SVB Financial Group *	167,481
		262,238
	BIOTECHNOLOGY - 0.2%
104	Amgen, Inc.	19,197
272	Gilead Sciences, Inc.	19,268
		38,465
	BUILDING MATERIALS - 2.4%
3,929	Boise Cascade Co.	175,626
632	Lennox International, Inc.	126,495
		302,121
	CHEMICALS - 1.9%
1,363	Hawkins, Inc.	48,182
2,688	Methanex Corp.	190,042
		238,224
	COMMERCIAL SERVICES - 5.7%
4,210	American Public Education, Inc. *	177,241
3,856	Cross Country Healthcare, Inc. *	43,380
2,109	Insperity, Inc.	200,882
1,732	Korn/Ferry International	107,263
2,356	LSC Communications, Inc.	36,895
6,103	Team, Inc. *	140,979
		706,640
	COMPUTERS - 0.7%
300	Fortinet, Inc. *	18,729
134	International Business Machines Corp.	18,720
1,351	TTEC Holdings, Inc.	46,677
		84,126
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
9,370	Santander Consumer USA Holdings, Inc.	178,873

	ELECTRIC - 1.4%
2,178	Entergy Corp.	175,961

	ELECTRONICS - 0.2%
768	Gentex Corp.	17,679

	ENTERTAINMENT - 1.4%
7,920	SeaWorld Entertainment, Inc. *	172,814

	FOOD - 2.4%
1,195	B&G Foods, Inc.	35,731
617	Kraft Heinz Co.	38,760
8,571	Pilgrim’s Pride Corp. *	172,534
1,548	Tootsie Roll Industries, Inc.	47,756
		294,781
	HEALTHCARE-PRODUCTS - 3.1%
943	Inogen, Inc. *	175,709
6,558	MiMedx Group, Inc. *	41,906
1,220	Penumbra, Inc. *	168,543
		386,158
	HEALTHCARE-SERVICES - 1.3%
4,855	Tenet Healthcare Corp. *	162,982

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 80.6% (Continued)
	INSURANCE - 2.7%
1,093	American Equity Investment Life Holding Co.	$39,348
694	Berkshire Hathaway, Inc. *	129,535
29,236	Genworth Financial, Inc. *	131,562
602	Lincoln National Corp.	37,475
		337,920
	INTERNET - 6.3%
9,913	QuinStreet, Inc. *	125,895
1,174	Shutterfly, Inc. *	105,695
76	Stamps.com, Inc. *	19,232
3,140	TripAdvisor, Inc. *	174,929
3,907	Twitter, Inc. *	170,619
5,574	XO Group, Inc. *	178,368
		774,738
	IRON & STEEL - 2.3%
20,642	Cleveland-Cliffs, Inc. *	174,012
3,074	United States Steel Corp.	106,821
		280,833
	MEDIA - 2.1%
2,009	AMC Networks, Inc. *	124,960
1,148	DISH Network Corp. *	38,584
3,115	News Corp.	49,373
1,058	Twenty-First Century Fox, Inc.	52,128
		265,045
	MISCELLANEOUS MANUFACTURING - 1.4%
2,771	Axon Enterpirse, Inc. *	175,072

	OIL & GAS - 11.7%
3,172	Archrock, Inc.	38,064
365	Cimarex Energy Co.	37,135
2,615	ConocoPhillips	182,056
2,620	Dril-Quip, Inc. *	134,668
17,548	Gulfport Energy Corp. *	220,578
2,556	HollyFrontier Corp.	174,907
3,562	Noble Energy, Inc.	125,667
56,232	Northern Oil and Gas, Inc. *	177,131
13,565	Oasis Petroleum, Inc. *	175,938
3,344	Whiting Petroleum Corp. *	176,296
		1,442,440
	PHARMACEUTICALS - 2.5%
2,931	Lannett Co, Inc. *	39,862
10,512	Mallinckrodt PLC *	196,154
956	Prestige Brands Holdings, Inc. *	36,691
1,676	Valeant Pharmaceuticals International, Inc. *	38,950
		311,657
	REITS - 4.6%
860	Alexandria Real Estate Equities, Inc.	108,506
4,350	Duke Realty Corp.	126,281
2,471	National Retail Properties, Inc.	108,625
3,548	National Storage Affiliates Trust	109,349
1,685	Prologis, Inc.	110,688
		563,449
	RETAIL - 7.2%
19,677	Barnes & Noble, Inc.	124,949
4,956	Cato Corp	122,017
752	DSW, Inc.	19,417
1,857	Dunkin’ Brands Group, Inc.	128,263
653	Home Depot, Inc.	127,400
10,510	Kirkland’s, Inc. *	122,336
1,033	Macy’s, Inc.	38,665
13,970	Office Depot, Inc.	35,624
3,780	Urban Outfitters, Inc. *	168,399
		887,070

See accompanying notes to financial statements.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Value
	COMMON STOCKS - 80.6% (Continued)
	SEMICONDUCTORS - 2.7%
3,252	Micron Technology, Inc. *	$170,535
4,729	Nanometrics, Inc. *	167,454
		337,989
	SOFTWARE - 2.3%
1,638	Citrix Systems, Inc. *	171,728
1,567	Paychex, Inc.	107,104
		278,832
	TELECOMMUNICATIONS - 2.3%
752	ARRIS International PLC *	18,383
7,860	Iridium Communications, Inc. *	126,546
4,875	Telephone & Data Systems, Inc.	133,673
		278,602
	TRANSPORTATION - 1.3%
556	Atlas Air Worldwide Holdings, Inc. *	39,865
1,135	United Parcel Service, Inc.	120,571
		160,436

	TOTAL COMMON STOCKS (Cost - $9,697,933)	9,967,583

	EXCHANGE TRADED FUNDS - 15.1%
	EQUITY FUNDS - 15.1%
9,374	ProShares Ultra Russell2000	745,702
10,072	ProShares Ultra S&P500	1,120,913
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,760,124)	1,866,615

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUNDS - 2.5%
150,615	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.77% (a)	150,615
150,615	First American Government Obligations Fund - Class Z 1.77% (a)	150,615
	TOTAL SHORT-TERM INVESTMENTS (Cost - $301,230)	301,230

	TOTAL INVESTMENTS - 98.2% (Cost - $11,759,287)	$12,135,428
	OTHER ASSETS LESS LIABILITIES - 1.8%	224,711
	NET ASSETS - 100.0%	$12,360,139

*	Non-Income producing investment

ETF	Exchange Traded Fund

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2018	Depreciation
3	S&P 500 Emini	September-18	$408,240	$(6,028)
2	Nasdaq 100 E-mini	September-18	282,670	(6,098)
				$(12,126)

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

		Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	19.35%	9.67%	N/A	8.03%
Quantified Market Leaders Fund - Advisor Class	18.58%	N/A	16.00%	N/A
Wilshire 5000 Total Return Index **	14.92%	11.50%	16.28%	12.08%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2018 +

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.69% for Investor Class and 2.29% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Wilshire 5000 Total Return Index is an unmanaged composite of US traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of June 30, 2018 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	79.6%
Money Market Funds	6.7%
Other Assets Less Liabilities	13.7%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 79.6%
	EQUITY FUNDS - 79.6%
160,070	iShares Russell 1000 Growth ETF	$23,018,066
85,572	iShares Russell Mid-Cap Growth ETF	10,844,540
48,334	iShares S&P Small-Cap 600 Value ETF	7,891,492
107,198	iShares US Technology ETF	19,110,187
799,739	VanEck Vectors Oil Services ETF	21,009,144
	TOTAL EXCHANGE TRADED FUNDS (Cost - $80,414,923)	81,873,429

	SHORT-TERM INVESTMENTS - 6.7%
	MONEY MARKET FUNDS - 6.7%
3,450,294	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.77% (a)	3,450,294
3,450,294	First American Government Obligations Fund - Class Z 1.77% (a)	3,450,294
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,900,588)	6,900,588

	TOTAL INVESTMENTS - 86.3% (Cost - $87,315,511)	$88,774,017
	OTHER ASSETS LESS LIABILITIES - 13.7%	14,072,673
	NET ASSETS - 100.0%	$102,846,690

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

TOTAL RETURN SWAPS

		Notional
	Number of	Amount at		Termination		Unrealized
Reference Entity	Shares	June 30, 2018	Interest Rate Payable (1)	Date	Counterparty	Appreciation
First Trust DJ Internet Index Fund	146,039	$20,102,268	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	$1,886,346
iShares Russell 2000 Growth ETF	151,844	31,026,285	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	1,684,493
iShares Russell Mid-Cap Growth ETF	34,332	4,350,894	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	113,329
SPDR S&P Retail ETF	406,801	19,754,257	1-Mth USD_LIBOR plus 30 bp	1/11/2019	Credit Suisse	1,386,273
Total						$5,070,441

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

LIBOR - London Interbank Offered Rate

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

		Annualized
			Since Inception	Since Inception
	One Year	Three Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	2.79%	1.33%	N/A	2.41%
Quantified Alternative Investment Fund - Advisor Class	2.25%	N/A	3.48%	N/A
S&P 500 Total Return Index **	14.37%	11.93%	15.47%	12.49%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2018 +

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 2.10% for Investor Class and 2.70% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of June 30, 2018 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	61.1%
Alternative Funds	2.5%
Open-End Mutual Funds:
Alternative Funds	22.1%
Equity Funds	5.2%
Money Market Funds	7.8%
Other Assets less Liabilities	1.3%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Value
	OPEN-END MUTUAL FUNDS - 27.3%
	ALTERNATIVE FUNDS - 22.1%
24,083	361 Global Long/Short Equity Fund - Class I	$281,289
24,766	Balter European L/S Small Cap Fund - Institutional Class	279,685
26,447	Infinity Q Diversified Alpha Fund - Investor Class *	295,149
21,213	KCM Macro Trends Fund - Class R-1	281,284
6,414	Nuveen Equity Long/Short Fund - Class I	280,163
12,115	Nuveen Equity Market Neutral Fund - Class I	299,604
17,256	The Merger Fund - Investor Class	290,936
		2,008,110
	EQUITY FUNDS - 5.2%
10,568	ACM Dynamic Opportunity Fund - Class A*	190,013
18,070	Bridgeway Managed Volatility Fund	284,603
		474,616

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $2,454,141)	2,482,726

	EXCHANGE TRADED FUNDS - 63.6%
	ALTERNATIVE FUNDS - 2.5%
5,911	First Trust Long/Short Equity ETF	230,293

	EQUITY FUNDS - 61.1%
843	Consumer Discretionary Select Sector SPDR Fund	92,140
2,639	Direxion All Cap Insider Sentiment Shares	109,281
2,049	Fidelity MSCI Information Technology Index ETF	113,248
12,007	First Trust Financial AlphaDEX Fund	376,179
5,306	First Trust Industrials/Producer Durables AlphaDEX Fund	207,465
10,726	First Trust NASDAQ Clean Edge Green Energy Index Fund	209,050
10,092	Global X MSCI Colombia ETF	105,865
252	Invesco Aerospace & Defense ETF	13,840
2,805	Invesco DWA Technology Momentum ETF	168,805
5,726	Invesco Dynamic Media ETF	186,238
4,879	Invesco Dynamic Retail ETF	193,077
6,930	Invesco India ETF	170,409
940	Invesco S&P 500 Equal Weight Technology ETF	148,943
1,097	Invesco S&P SmallCap Consumer Discretionary ETF	72,172
6,621	Invesco S&P SmallCap Financials ETF	378,854
2,386	Invesco S&P Spin-Off ETF	129,523
7,052	Invesco WilderHill Clean Energy ETF	175,947
9,992	Invesco WilderHill Progressive Energy ETF	259,341
5,599	iShares MSCI Peru ETF	219,761
3,896	iShares MSCI Taiwan ETF	140,256
751	iShares North American Tech ETF	144,860
535	iShares North American Tech-Software ETF	97,734
255	iShares PHLX Semiconductor ETF	45,451
656	iShares U.S. Aerospace & Defense ETF	126,260
483	iShares U.S. Financial Services ETF	62,607
274	iShares U.S. Industrials ETF	39,374
779	iShares U.S. Regional Banks ETF	38,296
1,028	iShares Transportation Average ETF	191,444
1,004	SPDR NYSE Technology ETF	93,733
607	SPDR S&P Bank ETF	28,626
476	SPDR S&P Regional Banking ETF	29,036
4,905	SPDR S&P Retail ETF	238,187
6,307	SPDR SSgA Multi-Asset Real Return ETF	167,750
4,439	VanEck Vectors Agribusiness ETF	276,061
3,080	VanEck Vectors Egypt Index ETF	110,603
479	VanEck Vectors Indonesia Index ETF	9,978
647	VanEck Vectors Semiconductor ETF	66,427
4,180	VanEck Vectors Uranium+Nuclear Energy ETF	213,012
689	Vanguard Consumer Discretionary ETF	116,875
		5,566,708

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,878,239)	5,797,001

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUNDS - 7.8%
355,912	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.77% (a)	$355,912
355,912	First American Government Obligations Fund - Class Z 1.77% (a)	355,912
	TOTAL SHORT-TERM INVESTMENTS (Cost - $711,824)	711,824

	TOTAL INVESTMENTS - 98.7% (Cost - $9,044,204)	$8,991,551
	OTHER ASSETS LESS LIABILITIES - 1.3%	115,884
	NET ASSETS - 100.0%	$9,107,435

*	Non-Income producing investment

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2018	Depreciation
3	NASDAQ 100 E-Mini	September-18	$424,005	$(8,005)

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, as compared to its benchmark:

		Annualized Since Inception
	One Year	November 13, 2015
Quantified STF Fund - Investor Class	24.06%	13.42%
Quantified STF Fund - Advisor Class	23.31%	12.88%
Nasdaq 100 Total Return Index **	26.01%	19.95%

Comparison of Change in Value of a $10,000 Investment.
Since Inception through June 30, 2018 +

+	Inception date is November 13, 2015

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated October 30, 2017, was 1.69% for Investor Class and 2.29% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268.Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of June 30, 2018 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	16.5%
Equity Fund	0.5%
Bonds & Notes	45.4%
Certificates of Deposit	24.7%
Money Market Funds	2.0%
Other Assets less Liabilities	10.9%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 45.4%
	AIRLINES - 1.1%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$987,020

	APPAREL - 1.1%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	998,766

	AUTO MANUFACTURERS - 0.5%
500,000	Ford Motor Credit Co. LLC	3.1570	8/4/2020	496,799

	BANKS - 13.2%
1,000,000	Bank of America Corp.	2.1510	11/9/2020	977,297
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	996,023
1,000,000	Barclays Bank PLC	2.3750	10/27/2020	964,063
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	996,971
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	995,775
500,000	Credit Suisse Group Funding Guernsey Ltd.	3.1250	12/10/2020	496,668
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	987,615
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	988,562
1,000,000	Huntington National Bank	2.2000	4/1/2019	996,056
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	982,800
1,000,000	Skandinaviska Enskilda Banken AB	2.6250	3/15/2021	982,190
1,000,000	Toronto-Dominion Bank	2.5000	3/31/2021	974,294
1,000,000	Wells Fargo & Co.	2.5500	12/7/2020	984,550
				12,322,864
	COMMERCIAL SERVICES - 1.1%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,001,169

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
1,000,000	International Exchange, Inc.	2.7500	12/1/2020	990,864

	FOOD - 3.2%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	988,603
1,000,000	Kellogg Co.	4.0000	12/15/2020	1,021,123
1,000,000	The Kroger Co.	3.3000	1/15/2021	998,981
				3,008,707
	HEALTHCARE - PRODUCTS - 2.1%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	992,957
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	990,724
				1,983,681
	HEALTHCARE - SERVICES - 3.2%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	996,980
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	987,380
1,000,000	UnitedHealth Group, Inc.	2.1250	3/15/2021	974,880
				2,959,240
	INSURANCE - 3.2%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,002,285
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	999,632
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	988,337
				2,990,254
	INTERNET - 1.1%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	996,301

	LEISURE TIME - 1.1%
1,000,000	Carnival Corp.	3.9500	10/15/2020	1,016,264

	MACHINERY- CONSTRUCTION & MINING - 1.1%
1,000,000	Caterpillar Financial Services Corp.	2.5000	11/13/2020	984,885

	OFFICE/BUSINESS EQUIPMENT - 1.1%
1,000,000	Xerox Corp.	2.8000	5/15/2020	984,423

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 45.4% (Continued)
	PHARMACEUTICALS - 4.3%
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	$972,393
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	989,918
1,000,000	CVS Health Corp.	1.9000	7/20/2018	999,802
500,000	Mead Johnson Nutrition Co.	3.0000	11/15/2020	497,703
500,000	Medco Health Solutions, Inc.	4.1250	9/15/2020	506,936
				3,966,752
	RETAIL - 1.6%
500,000	Home Depot, Inc.	2.0000	4/1/2021	488,092
1,000,000	McDonald’s Corp.	3.5000	7/15/2020	1,009,397
				1,497,489
	SEMICONDUCTORS - 2.1%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,004,043
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	999,754
				2,003,797
	SOVEREIGN - 1.1%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	1,013,321

	TELECOMMUNICATIONS - 2.1%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	985,350
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	997,103
				1,982,453

	TOTAL BONDS & NOTES (Cost - $42,760,625)			42,185,049

	CERTIFICATE OF DEPOSIT - 24.7%
	AUTO MANUFACTURERS - 1.1%
1,000,000	BMW Bank of North America	1.6000	1/22/2019	996,955

	BANKS - 22.8%
1,000,000	Ally Bank	2.2000	12/28/2020	983,425
1,000,000	American Express National Bank	2.0500	11/25/2019	991,390
1,000,000	Bar Harbor Bank & Trust	2.2000	12/29/2020	983,354
500,000	Barclays Bank Delaware	1.9500	10/26/2020	489,824
1,000,000	BNB Bank	2.0500	3/28/2019	998,458
500,000	Capital One NA	1.9500	9/28/2020	490,306
750,000	Chemical Bank/Midland MI	2.0000	3/22/2019	748,658
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	972,965
500,000	Compass Bank	1.9000	2/15/2019	499,042
1,000,000	ConnectOne Bank	2.2000	12/28/2020	983,384
1,000,000	Discover Bank	1.9500	10/5/2020	980,373
250,000	FirstBank Puerto Rico	1.9500	10/13/2020	245,012
1,000,000	Goldman Sachs Bank USA/New York NY	2.0500	1/13/2020	991,747
1,000,000	Goldman Sachs Bank USA/New York NY	2.2500	12/9/2020	984,459
1,000,000	HSBC Bank USA NA	1.2500	2/8/2021	999,804
1,000,000	JPMorgan Chase Bank NA	1.5000	2/10/2021	987,426
500,000	Merrick Bank Corp/South Jordan UT	1.9000	10/30/2020	489,163
1,000,000	Morgan Stanley Bank NA	2.3000	1/11/2021	985,497
500,000	MountainOne Bank	2.4000	2/16/2021	493,521
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	981,571
1,000,000	State Bank of India/Chicago IL	2.1500	12/16/2019	991,719
1,000,000	UBS Bank USA	1.6500	6/7/2021	961,417
1,000,000	WebBank	1.2000	2/26/2019	993,426
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	997,936
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	961,348
				21,185,225
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
500,000	Capital One Bank USA NA	1.9500	9/28/2020	490,306

	SAVINGS & LOANS - 0.3%
250,000	Third Federal Savings & Loan Association of Cleveland	1.9500	10/27/2020	244,903

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $23,249,820)			22,917,389

See accompanying notes to financial statements.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 17.0%
	DEBT FUNDS - 16.5%
22,000	Invesco BulletShares 2018 Corporate Bond ETF	$465,520
221,600	Invesco BulletShares 2019 Corporate Bond ETF	4,652,492
265,300	Invesco BulletShares 2020 Corporate Bond ETF	5,587,218
179,300	Invesco BulletShares 2021 Corporate Bond ETF	3,721,372
9,300	Invesco Ultra Short Duration ETF	467,325
15,400	SPDR Portfolio Short Term Corporate Bond ETF	464,464
		15,358,391
	EQUITY FUND - 0.5%
2,900	Invesco QQQ Trust Series 1	497,785

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,887,647)	15,856,176

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUNDS - 2.0%
935,617	Fidelity Investments Money Market Funds - Government Portfolio - Class I 1.77% (a)	935,617
935,617	First American Government Obligations Fund - Class Z 1.77% (a)	935,617
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,871,234)	1,871,234

	TOTAL INVESTMENTS - 89.1% (Cost - $83,769,326)	$82,829,848
	OTHER ASSETS LESS LIABILITIES - 10.9%	10,095,438
	NET ASSETS - 100.0%	$92,925,286

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	June 30, 2018	Depreciation
1,312	Nasdaq 100 E-Mini	September-18	$185,431,520	$(2,933,753)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$41,335,020	$11,759,287	$87,315,511	$9,044,204	$83,769,326
At value	$41,087,715	$12,135,428	$88,774,017	$8,991,551	$82,829,848
Cash collateral for swaps	—	—	13,970,000	—	—
Deposits with brokers for futures	68,401	70,532	—	188,311	13,039,684
Receivable:
Unrealized appreciation on futures	48,531	—	—	—	—
Unrealized appreciation on swap contracts	—	—	5,070,441	—	—
Securities sold	2,433,418	42,034	—	—	—
Dividends and Interest	48,443	7,021	76,675	3,401	374,476
Fund shares sold	351,846	125,682	67,285	153	167,576
Prepaid expenses and other assets	9,154	16,882	9,417	9,828	15,738
Total Assets	44,047,508	12,397,579	107,967,835	9,193,244	96,427,322

Liabilities:
Payables:
Advance on Swaps	—	—	4,840,000	—	—
Securities purchased	3,088,489	—	—	—	317,499
Unrealized depreciation on futures	—	12,126	—	8,005	2,933,753
Investment advisory fees	21,128	7,538	63,271	2,604	77,267
Fund shares redeemed	25,099	8,519	171,369	72,721	122,382
Distributions (12b-1) fees	8,265	9,257	27,935	1,895	19,467
Payable to related parties	8,373	—	4,740	—	20,101
Shareholder service fees - Investor Class	4,240	—	13,830	584	11,567
Total Liabilities	3,155,594	37,440	5,121,145	85,809	3,502,036

Net Assets	$40,891,914	$12,360,139	$102,846,690	$9,107,435	$92,925,286

Net Assets Consist of:
Capital Stock	43,551,704	$11,778,875	90,143,596	9,418,688	$91,846,438
Accumulated undistributed net investment income (loss)	998,405	16,094	(3,782,832)	(13,167)	126,751
Accumulated net realized gain (loss) from investments, futures and swaps	(3,459,421)	201,155	9,956,979	(237,428)	4,825,328
Net unrealized appreciation (depreciation) on:
Investments	(247,305)	376,141	1,458,506	(52,653)	(939,478)
Futures	48,531	(12,126)	—	(8,005)	(2,933,753)
Swaps	—	—	5,070,441	—	—
Net Assets	$40,891,914	$12,360,139	$102,846,690	$9,107,435	$92,925,286

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$40,476,710	$12,192,484	$102,196,436	$9,091,775	$92,663,816
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	4,348,686	1,141,332	8,832,110	960,657	9,221,356
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.31	$10.68	$11.57	$9.46	$10.05
Advisor Class Shares:
Net Assets	$415,204	$167,655	$650,254	$15,660	$261,470
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	44,761	15,897	56,977	1,668	26,461
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$9.28	$10.55	$11.41	$9.39	$9.88

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2018

	Quantified	Quantified	Quantified	Quantified	Quantified
	Managed	All-Cap	Market Leaders	Alternative	STF
	Income Fund	Equity Fund	Fund	Investment Fund	Fund

Investment Income
Dividends (net of foreign tax withholdings $0, $1,182, $0, $0 and $0, respectively)	$1,602,746	$145,964	$702,755	$225,162	$420,433
Interest	21,864	6,458	72,611	11,325	1,419,604
Total Investment Income	1,624,610	152,422	775,366	236,487	1,840,037

Expenses
Investment advisory fees	327,411	79,573	634,565	72,355	1,030,760
Administration fees	113,503	27,585	219,983	25,083	267,998
Distribution (12b-1) fees
Investor	108,213	26,268	210,222	24,053	257,081
Advisor	3,698	1,026	5,198	262	2,437
Shareholder service fees - Investor Class	64,928	15,760	126,133	14,432	154,248
Miscellaneous expenses	872	1,308	762	549	762
Total Operating Expenses	618,625	151,520	1,196,863	136,734	1,713,286

Net Investment Income (Loss)	1,005,985	902	(421,497)	99,753	126,751

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(947,977)	735,490	4,924,441	76,004	(361,824)
Futures	(46,402)	(117,274)	—	72,462	16,195,585
Swaps	—	—	8,939,648	—	—
Capital gain distributions from investments	525	—	—	24,448	10,936
	(993,854)	618,216	13,864,089	172,914	15,844,697
Net change in unrealized appreciation (depreciation) on:
Investments	(598,744)	317,626	1,465,117	(139,495)	(1,155,239)
Futures	48,531	(12,126)	—	6,240	4,395,159
Swaps	—	—	3,134,784	—	—
	(550,213)	305,500	4,599,901	(133,255)	3,239,920

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(1,544,067)	923,716	18,463,990	39,659	19,084,617

Net Increase (Decrease) in Net Assets Resulting From Operations	$(538,082)	$924,618	$18,042,493	$139,412	$19,211,368

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund		Quantified All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,005,985	$972,684	$902	$7,996
Net realized gain (loss) from investments and futures	(993,854)	1,101,747	618,216	1,381,855
Net change in unrealized appreciation (depreciation) on investments and futures	(550,213)	(597,027)	305,500	12,498
Net Increase (Decrease) in Net Assets Resulting From Operations	(538,082)	1,477,404	924,618	1,402,349

Distributions to Shareholders from:
Net investment income:
Investor Class	(959,218)	(476,560)	(21,961)	—
Advisor Class	(2,260)	(2,691)	—	—
Net realized gains:
Investor Class	—	—	(1,407,420)	—
Advisor Class	—	—	(14,971)	—
Total Distributions to Shareholders	(961,478)	(479,251)	(1,444,352)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	101,900,248	102,765,718	7,573,953	11,337,475
Advisor Class	1,033,718	1,123,265	91,032	81,438
Net asset value of shares issued in reinvestment of distributions
Investor Class	959,218	476,560	1,429,380	—
Advisor Class	2,260	2,691	14,971	—
Payments for shares redeemed
Investor Class	(103,166,775)	(100,663,937)	(6,342,966)	(5,704,866)
Advisor Class	(877,973)	(929,615)	(21,587)	(27,956)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(149,304)	2,774,682	2,744,783	5,686,091

Total Increase (Decrease) in Net Assets	(1,648,864)	3,772,835	2,225,049	7,088,440

Net Assets:
Beginning of Year	42,540,778	38,767,943	10,135,090	3,046,650
End of Year *	$40,891,914	$42,540,778	$12,360,139	$10,135,090

* Includes accumulated undistributed net investment income (loss)	$998,405	$961,123	$16,094	$2,198

Share Activity
Investor Class:
Shares Sold	10,777,446	10,886,517	713,706	1,121,722
Shares issued in reinvestments of Distributions	100,547	51,023	134,720	—
Shares Redeemed	(10,915,133)	(10,689,226)	(591,477)	(550,283)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(37,140)	248,314	256,949	571,439

Advisor Class:
Shares Sold	109,989	119,492	8,601	7,788
Shares issued in reinvestments of Distributions	237	290	1,424	—
Shares Redeemed	(93,464)	(99,760)	(1,967)	(2,764)
Net Increase in Shares of Beneficial Interest Outstanding	16,762	20,022	8,058	5,024

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(421,497)	$336,453	$99,753	$27,066
Net realized gain from investments, futures, and swaps	13,864,089	14,082,814	172,914	183,969
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	4,599,901	(3,646,112)	(133,255)	32,094
Net Increase in Net Assets Resulting From Operations	18,042,493	10,773,155	139,412	243,129

Distributions to Shareholders from:
Net investment income:
Investor Class	(2,066,095)	(1,565,638)	(149,933)	(3,585)
Advisor Class	(13,968)	(7,013)	(303)	(4)
Net realized gains:
Investor Class	(7,773,210)	—	(150,508)	—
Advisor Class	(63,242)	—	(474)	—
Total Distributions to Shareholders	(9,916,515)	(1,572,651)	(301,218)	(3,589)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	114,096,041	82,241,837	4,470,373	9,620,042
Advisor Class	911,486	715,460	11,952	9,044
Net asset value of shares issued in reinvestment of distributions
Investor Class	9,838,837	1,565,639	300,442	3,585
Advisor Class	77,211	7,012	777	4
Payments for shares redeemed
Investor Class	(99,776,590)	(97,361,862)	(4,154,090)	(5,164,125)
Advisor Class	(845,537)	(379,167)	(15,111)	(13,354)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	24,301,448	(13,211,081)	614,343	4,455,196

Total Increase (Decrease) in Net Assets	32,427,426	(4,010,577)	452,537	4,694,736

Net Assets:
Beginning of Year	70,419,264	74,429,841	8,654,898	3,960,162
End of Year *	$102,846,690	$70,419,264	$9,107,435	$8,654,898
* Includes accumulated undistributed net investment income (loss)	$(3,782,832)	$(637,605)	$(13,167)	$23,934

Share Activity
Investor Class:
Shares Sold	10,043,663	8,026,198	445,463	1,039,005
Shares issued in reinvestments of Distributions	878,467	141,944	29,925	395
Shares Redeemed	(8,526,449)	(9,481,102)	(424,611)	(561,356)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,395,681	(1,312,960)	50,777	478,044

Advisor Class:
Shares Sold	80,861	71,801	1,229	986
Shares issued in reinvestments of Distributions	6,969	640	78	—
Shares Redeemed	(73,511)	(35,873)	(1,588)	(1,428)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	14,319	36,568	(281)	(442)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$126,751	$(34,543)
Net realized gain from investments and futures	15,844,697	34,988,357
Net change in unrealized appreciation (depreciation) on investments and futures	3,239,920	(7,925,563)
Net Increase in Net Assets Resulting From Operations	19,211,368	27,028,251

Distributions to Shareholders from:
Net investment income:
Investor Class	—	(6,703)
Advisor Class	—	(29)
Net realized gains:
Investor Class	(30,779,888)	—
Advisor Class	(76,386)	—
Total Distributions to Shareholders	(30,856,274)	(6,732)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	49,606,368	49,729,586
Advisor Class	561,091	108,014
Net asset value of shares issued in reinvestment of distributions:
Investor Class	30,703,153	6,703
Advisor Class	61,460	29
Payments for shares redeemed
Investor Class	(64,776,595)	(70,365,292)
Advisor Class	(403,388)	(16,531)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	15,752,089	(20,537,491)

Total Increase in Net Assets	4,107,183	6,484,028

Net Assets:
Beginning of Year	88,818,103	82,334,075
End of Year*	$92,925,286	$88,818,103

* Includes accumulated undistributed net investment income	$126,751	$—

Share Activity
Investor Class:
Shares Sold	4,313,471	5,576,902
Shares issued in reinvestments of Distributions	2,957,915	769
Shares Redeemed	(5,953,202)	(7,656,429)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,318,184	(2,078,758)

Share Activity
Advisor Class:
Shares Sold	49,788	10,809
Shares issued in reinvestments of Distributions	6,002	4
Shares Redeemed	(40,289)	(1,500)
Net Increase in Shares of Beneficial Interest Outstanding	15,501	9,313

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class						Advisor Class
					Period Ended		Year Ended		Period Ended
	Year Ended June 30,				June 30,		June 30,		June 30,
	2018	2017	2016	2015	2014 (1)		2018	2017	2016 (1)

Net asset value, beginning of year or period	$9.64	$9.35	$9.35	$10.27	$10.00		$9.54	$9.34	$9.04
Activity from investment operations:
Net investment income (2)	0.22	0.22	0.13	0.20	0.15		0.15	0.14	0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.31)	0.16	0.22	(0.58)	0.20		(0.31)	0.17	0.26
Total from investment operations	(0.09)	0.38	0.35	(0.38)	0.35		(0.16)	0.31	0.30
Distributions to Shareholders:
Net investment income	(0.24)	(0.09)	(0.35)	(0.18)	(0.08)		(0.10)	(0.11)	—
Net realized gains	—	—	—	(0.36)	(0.00	) (3)	—	—	—
Total distributions	(0.24)	(0.09)	(0.35)	(0.54)	(0.08)		(0.10)	(0.11)	—
Net asset value, end of year or period	$9.31	$9.64	$9.35	$9.35	$10.27		$9.28	$9.54	$9.34
Total return (4)	(0.99)%	4.13%	3.89%	(3.84)%	3.58	% (5)	(1.67)%	3.31%	3.32	% (5)
Net assets, end of year or period (in 000s)	$40,477	$42,274	$38,693	$32,401	$54,190		$415	$267	$75
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.41%	1.41%	1.44%	1.44%	1.44	% (7)	2.01%	2.01%	2.04	% (7)
Ratio of net investment income to average net assets (6,8)	2.31%	2.31%	1.40%	2.04%	1.69	% (7)	1.59%	1.40%	1.65	% (7)
Portfolio turnover rate	638%	491%	718%	872%	570	% (5)	638%	491%	718	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified All-Cap Equity Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class						Advisor Class
					Period Ended		Year Ended		Period Ended
	Year Ended June 30,				June 30,		June 30,		June 30,
	2018	2017	2016	2015	2014 (1)		2018	2017	2016 (1)

Net asset value, beginning of year or period	$11.36	$9.65	$9.78	$10.20	$10.00		$11.27	$9.64	$9.23
Activity from investment operations:
Net investment income (loss) (2)	0.00 (9)	0.01	0.03	(0.02)	(0.01)		(0.06)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments and futures	1.12	1.70	(0.16)	0.09 (3)	0.44		1.11	1.70	0.39	(3)
Total from investment operations	1.12	1.71	(0.13)	0.07	0.43		1.05	1.63	0.41
Distributions to Shareholders:
Net investment income	(0.03)	—	—	(0.02)	—		—	—	—
Net realized gains	(1.77)	—	—	(0.47)	(0.23)		(1.77)	—	—
Total distributions	(1.80)	—	—	(0.49)	(0.23)		(1.77)	—	—
Net asset value, end of year or period	$10.68	$11.36	$9.65	$9.78	$10.20		$10.55	$11.27	$9.64
Total return (4)	9.93%	17.72%	(1.33)%	0.68%	4.26	% (5)	9.37%	16.91%	4.44	% (5)
Net assets, end of year or period (in 000s)	$12,192	$10,047	$3,020	$5,915	$6,765		$168	$88	$27
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.42%	1.41%	1.46%	1.45%	1.44	% (7)	2.02%	2.01%	2.04	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.01%	0.09%	0.27%	(0.16)%	(0.11	)% (7)	(0.59)%	(0.63)%	0.78	% (7)
Portfolio turnover rate	942%	1,018%	961%	1,429%	1,327	% (5)	942%	1,018%	961	% (5)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total return shown assumes the reinvestment of all distributions.

(5)	Not Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
							Period Ended		Year Ended		Period Ended
	Year ended June 30,						June 30,		June 30,		June 30,
	2018	2017		2016		2015	2014 (1)		2018	2017	2016 (1)

Net asset value, beginning of year or period	$10.87	$9.60		$10.21		$11.09	$10.00		$10.76	$9.58	$9.31
Activity from investment operations:
Net investment income (loss) (2)	(0.06)	0.05		(0.01)		(0.06)	(0.02)		(0.12)	0.01	0.03
Net realized and unrealized gain (loss) on investments, futures, swaps and other investment companies	2.12	1.46		(0.45)		(0.09)	1.24		2.08	1.44	0.24	(3)
Total from investment operations	2.06	1.51		(0.46)		(0.15)	1.22		1.96	1.45	0.27
Distributions to Shareholders:
Net investment income	(0.29)	(0.24)		—		—	(0.01)		(0.24)	(0.27)	—
Net realized gains	(1.07)	—		(0.15)		(0.73)	(0.12)		(1.07)	—	—
Total distributions	(1.36)	(0.24)		(0.15)		(0.73)	(0.13)		(1.31)	(0.27)	—
Net asset value, end of year or period	$11.57	$10.87		$9.60		$10.21	$11.09		$11.41	$10.76	$9.58
Total return (4)	19.35%	15.68	% (5)	(4.46	)% (5)	(1.42)%	12.22	% (6)	18.58%	15.05%	2.90	% (6)
Net assets, end of year or period (in 000s)	$102,196	$69,960		$74,371		$97,483	$133,898		$650	$459	$58
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.41%	1.41%		1.44%		1.43%	1.42	% (8)	2.01%	2.01%	2.04	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	(0.49)%	0.46%		(0.21)%		(0.58)%	(0.22	)% (8)	(1.02)%	(0.01)%	1.57	% (8)
Portfolio turnover rate	495%	558%		687%		490%	887	% (6)	495%	558%	687	% (6)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
							Period Ended		Year Ended			Period Ended
	Year ended June 30,						June 30,		June 30,			June 30,
	2018		2017	2016	2015		2014 (1)		2018	2017		2016 (1)

Net asset value, beginning of year or period	$9.49		$9.12	$9.50	$10.93		$10.00		$9.42	$9.12		$8.91
Activity from investment operations:
Net investment income (loss) (2)	0.10		0.05	0.00	0.03		0.02		0.06	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.19		0.32	(0.26)	(0.38)		1.15		0.17	0.36		0.27	(3)
Total from investment operations	0.29		0.37	(0.26)	(0.35)		1.17		0.23	0.30		0.21
Distributions to Shareholders:
Net investment income	(0.16)		— (4)	(0.04)	—		(0.06)		(0.10)	—	(4)	—
Net realized gains	(0.16)		—	(0.08)	(1.08)		(0.18)		(0.16)	—		—
Total distributions	(0.32)		— (4)	(0.12)	(1.08)		(0.24)		(0.26)	—	(4)	—
Net asset value, end of year or period	$9.46		$9.49	$9.12	$9.50		$10.93		$9.39	$9.42		9.12
Total return (5)	2.79	% (11)	4.09%	(2.75)%	(3.33	)% (6)	11.70	% (7)	2.25%	3.31	% (6)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$9,092		$8,637	$3,938	$8,068		$10,851		$16	$18		$22
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.41%		1.43%	1.44%	1.42%		1.42	% (9)	2.01%	2.03%		2.04	% (9)
Ratio of net investment income(loss) to average net assets (8,10)	1.03%		0.49%	0.02%	0.30%		0.25	% (9)	0.64%	(0.65)%		(2.17	)% (9)
Portfolio turnover rate	553%		625%	687%	1,040%		1,071	% (7)	553%	625%		687	% (7)

(1)	The Fund commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class				Advisor Class
	Year Ended		Period Ended		Year Ended		Period Ended
	June 30,		June 30,		June 30,		June 30,
	2018	2017	2016 (1)		2018	2017	2016 (1)

Net asset value, beginning of year or period	$11.22	$8.25	$10.00		$11.14	$8.24	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01	— (8)	(0.01)		(0.05)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	2.82	2.97	(1.74)		2.79	2.98	(1.75)
Total from investment operations	2.83	2.97	(1.75)		2.74	2.91	(1.76)
Distributions to Shareholders:
Net investment income	—	— (8)	—		—	(0.01)	—
Net realized gains	(4.00)	—	—		(4.00)	—	—
Total distributions	(4.00)	— (8)	—		(4.00)	(0.01)	—
Net asset value, end of year or period	$10.05	$11.22	$8.25		$9.88	$11.14	$8.24
Total return (3,4)	24.06%	36.01%	(17.50	)% (4)	23.31%	35.32%	(17.60	)% (4)
Net assets, end of year or period (in 000s)	$92,664	$88,696	$82,320		$261	$122	$14
Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.66%	1.66%	1.69	% (5)	2.26%	2.26%	2.29	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	0.12%	(0.04)%	(0.13	)% (5)	(0.46)%	(0.80)%	(0.25	)% (5)
Portfolio turnover rate	72%	41%	59	% (4)	72%	41%	59	% (4)

(1)	The Fund commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified STF, which is non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund currently offers two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”).

The Funds’ Investor Class commenced operations on August 9, 2013 and the Advisor Class commenced operations on March 18, 2016, except for both classes of Quantified STF Fund which commenced operation on November 13, 2015 and their investment objectives are as follows:

-	Quantified Managed Income Fund – seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.

-	Quantified All-Cap Equity Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Market Leaders Fund – seeks high appreciation on an annual basis consistent with a high tolerance for risk.

-	Quantified Alternative Investment Fund – seeks high total return from alternative investment vehicles on an annual basis consistent with high tolerance for risk.

-	Quantified STF Fund – seeks high appreciation on an annual basis consistent with high tolerance for risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. Total return swaps on exchange-listed securities shall be

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$7,989,488	$—	$—	$7,989,488
Exchange Traded Funds	31,370,047	—	—	31,370,047
Short-Term Investments	1,728,180	—	—	1,728,180
Total	$41,087,715	$—	$—	$41,087,715
Derivatives
Futures Contracts	$48,531	$—	$—	$48,531
Total Assets	$41,136,246	$—	$—	$41,136,246

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Quantified All-Cap Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$9,967,583	$—	$—	$9,967,583
Exchange Traded Funds	1,866,615	—	—	1,866,615
Short-Term Investments	301,230	—	—	301,230
Total	$12,135,428	$—	$—	$12,135,428
Liabilities
Derivatives
Futures Contracts	$(12,126)	$—	$—	$(12,126)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$81,873,429	$—	$—	$81,873,429
Short-Term Investments	6,900,588	—	—	6,900,588
Total	$88,774,017	$—	$—	$88,774,017
Derivatives
Total Return Swaps	$5,070,441	$—	$—	$5,070,441
Total Assets	$93,844,458	$—	$—	$93,844,458

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$2,482,726	$—	$—	$2,482,726
Exchange Traded Funds	5,797,001	—	—	5,797,001
Short-Term Investments	711,824	—	—	711,824
Total	$8,991,551	$—	$—	$8,991,551
Liabilities
Derivatives
Futures Contracts	$(8,005)	$—	$—	$(8,005)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$—	$42,185,049	$—	$42,185,049
Certificate of Deposit	—	$22,917,389	—	22,917,389
Exchange Traded Funds	$15,856,176	—	—	15,856,176
Short-Term Investments	1,871,234	—	—	1,871,234
Total	$17,727,410	$65,102,438	$—	$82,829,848
Liabilities
Derivatives
Futures Contracts	$(2,933,753)	$—	$—	$(2,933,753)

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year ended June 30, 2018.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps. Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. The amount posted as cash collateral from Credit Suisse to the Fund was $4,840,000 at June 30, 2018. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2018, Quantified Market Leaders Fund entered into total return swaps.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2015 – June 30, 2017) or expected to be taken in the Funds’ June 30, 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the year ended June 30, 2018 for all Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$270,200,424	$269,920,447
Quantified All-Cap Equity Fund	95,677,073	94,145,000
Quantified Market Leaders Fund	350,852,358	333,342,527
Quantified Alternative Investment Fund	47,712,491	46,881,489
Quantified STF Fund	69,076,084	60,798,809

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2018:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation on Futures
Futures	Unrealized depreciation on Futures
Total Return Swaps	Unrealized appreciation on Swaps

At June 30, 2018, the fair value of derivative instruments was as follows:

	Asset derivatives

Quantified Managed Income Fund	Futures - Interest Rate Contracts	$48,531
Quantified Market Leaders Fund	Swap Contracts - Equity Contracts	5,070,441

	Liability derivatives

Quantified All-Cap Equity Fund	Futures - Equity Contracts	$(12,126)
Quantified Alternative Investment Fund	Futures - Equity Contracts	(8,005)
Quantified STF Fund	Futures - Equity Contracts	(2,933,753)

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Transactions in derivative instruments during the year ended June 30, 2018, were as follows:
		Equity/Interest
		Rate Contracts
Quantified Managed Income Fund	Realized gain (loss) (1)
Interest Rate Risk	Futures	$(46,402)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$48,531

Quantified All-Cap Equity Fund	Realized gain (loss) (1)
Equity Risk	Futures	$(117,274)
	Change in unrealized appreciation (depreciation) (2)
	Futures	$(12,126)

Quantified Market Leaders Fund	Realized gain (loss) (1)
Equity Risk	Swaps	$8,939,648
	Change in unrealized appreciation (depreciation) (2)
	Swaps	$3,134,784

Quantified Alternative Investment Fund	Realized gain (loss) (1)
Equity Risk	Futures	$72,462
	Change in unrealized appreciation (depreciation) (2)
	Futures	$6,240

Quantified STF Fund	Realized gain (loss) (1)
Equity Risk	Futures	$16,195,585
	Change in unrealized appreciation (depreciation) (2)
	Futures	$4,395,159

(1)	Statement of Operations location: Net realized gain (loss) on futures, Net realized gain (loss) on swap contracts.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swap contracts.

Associated Risk

The derivative instruments outstanding as of June 30, 2018 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse as the counterparty. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2018.

Quantified Managed Income Fund:

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Futures Contracts	$48,531	$—	$48,531	$—		$48,531

Quantified All-Cap Equity Fund:

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$(12,126)	$—	$(12,126)	$—	$12,126	$—

Quantified Market Leaders Fund:

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Swap Contracts	$5,070,441	$—	$5,070,441		$(4,840,000)	$230,441

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Quantified Alternative Investment Fund:

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$(8,005)	$—	$(8,005)	$—	$8,005	$—

Quantified STF Fund:

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
Futures Contracts	$(2,933,753)	$—	$(2,933,753)	$—	$2,933,753	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays Advisor fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF which pays 1.00%. For the year ended June 30, 2018, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$327,411
Quantified All-Cap Equity Fund	$79,573
Quantified Market Leaders Fund	$634,565
Quantified Alternative Investment Fund	$72,355
Quantified STF Fund	$1,030,760

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the year ended June 30, 2018, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$108,213	$3,698	$111,911
Quantified All-Cap Equity Fund	26,268	1,026	27,294
Quantified Market Leaders Fund	210,222	5,198	215,420
Quantified Alternative Investment Fund	24,053	262	24,315
Quantified STF Fund	257,081	2,437	259,518

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros Financial Services, Inc. (“Ceros”) to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the year ended June 30, 2018, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$64,928
Quantified All-Cap Equity Fund	15,760
Quantified Market Leaders Fund	126,133
Quantified Alternative Investment Fund	14,432
Quantified STF Fund	154,248

During the year ended June 30, 2018, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and received $104,714, $44,570, $66,031, $18,064 and $28,391 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at June 30, 2018, were as follows:

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Quantified Managed Income Fund	$41,441,338	$179,865	$(533,488)	$(353,623)
Quantified All-Cap Equity Fund	11,863,260	590,285	(318,117)	272,168
Quantified Market Leaders Fund	87,467,265	1,889,100	(582,348)	1,306,752
Quantified Alternative Investment Fund	9,099,391	81,590	(189,430)	(107,840)
Quantified STF Fund	83,797,324	3,020	(970,496)	(967,476)

8.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$961,478	$—	$—	$961,478
Quantified All-Cap Equity Fund	1,444,352	—	—	1,444,352
Quantified Market Leaders Fund	9,915,897	618	—	9,916,515
Quantified Alternative Investment Fund	251,468	49,750	—	301,218
Quantified STF Fund	12,466,339	18,389,935	—	30,856,274

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Quantified Managed Income Fund	$479,251	$—	$—	$479,251
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	1,572,651	—	—	1,572,651
Quantified Alternative Investment Fund	3,589	—	—	3,589
Quantified STF Fund	6,732	—	—	6,732

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$993,595	$—	$(1,304,229)	$(1,995,533)	$(353,623)	$(2,659,790)
Quantified All-Cap Equity Fund	309,096	—	—	—	272,168	581,264
Quantified Market Leaders Fund	11,396,342	—	—	—	1,306,752	12,703,094
Quantified Alternative Investment Fund	—	—	(203,413)	—	(107,840)	(311,253)
Quantified STF Fund	643,855	1,402,469	—	—	(967,476)	1,078,848

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256 and swaps contracts, and adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified Alternative Investment Fund incurred and elected to defer such late year losses of $13,167.

The Quantified Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified Managed Income Fund and Quantified Alternative Investment Fund incurred and elected to defer such capital losses of $1,304,229 and $190,246, respectively.

At June 30, 2018, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring	Non-Expiring	Capital Loss	Carry Forwards
	Short-Term	Long-Term	Total	Utilized
Quantified Managed Income Fund	$1,144,329	$851,204	$1,995,533	$319,063
Quantified All-Cap Equity Fund	—	—	—	—
Quantified Market Leaders Fund	—	—	—	—
Quantified Alternative Investment Fund	—	—	—	267,306
Quantified STF Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, equalization debits and tax adjustments for swap contracts, real estate investment trusts, passive foreign investment companies, and C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2018 was as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Quantified Managed Income Fund	$2,701	$(7,225)	$4,524
Quantified All-Cap Equity Fund	—	34,955	(34,955)
Quantified Market Leaders Fund	—	(643,667)	643,667
Quantified Alternative Investment Fund	(13,477)	13,382	95
Quantified STF Fund	—	—	—

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2018, E*Trade Savings Bank held approximately 77.69% of the Quantified Managed Income Fund, 86.31% of the Quantified All-Cap Equity Fund, 81.55% of the Quantified Market Leaders Fund, 79.10% of the Quantified Alternative Investment Fund and 82.64% of the Quantified STF Fund, for the benefit of its customers.

10.	SUBSEQUENT EVENTS

Subsequent events, after the date of the Statements of Assets and Liabilities, have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	1/1/18	6/30/18	Period*	6/30/18	Period*

Quantified Managed Income Fund
Investor Class	1.41%	$1,000.00	$ 973.80	$ 6.90	$1,017.80	$ 7.05
Advisor Class	2.01%	$1,000.00	$ 970.70	$ 9.82	$1,014.83	$10.04
Quantified All-Cap Equity Fund
Investor Class	1.41%	$1,000.00	$1,004.70	$ 7.01	$1,017.80	$ 7.05
Advisor Class	2.01%	$1,000.00	$1,002.90	$ 9.98	$1,014.83	$10.04
Quantified Market Leaders Fund
Investor Class	1.40%	$1,000.00	$ 1,034.90	$ 7.06	$1,017.85	$ 7.00
Advisor Class	2.00%	$1,000.00	$ 1,031.60	$ 10.07	$1,014.88	$ 9.99
Quantified Alternative Investment Fund
Investor Class	1.41%	$1,000.00	$ 941.30	$ 6.79	$1,017.80	$ 7.05
Advisor Class	2.01%	$1,000.00	$ 939.00	$ 9.66	$1,014.83	$10.04
Quantified STF Fund Investor Class
Investor Class	1.65%	$1,000.00	$ 983.40	$ 8.11	$1,016.61	$ 8.25
Advisor Class	2.25%	$1,000.00	$ 980.20	$11.05	$1,013.64	$11.23

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund and

Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund (the “Funds”), each a series of Advisors Preferred Trust, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended for Quantified Managed Income Fund, Quantified All-Cap Equity Fund, Quantified Market Leaders Fund, and Quantified Alternative Investment Fund (collectively referred to as the “financial statements”), and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended for Quantified STF Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Advisors Preferred Trust since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 27, 2018

Annual Approval of Investment Advisory and Sub-Advisory Agreement – Quantified Funds (Unaudited)

At a meeting held on June 4 and 5, 2018, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the annual renewal of the investment advisory agreement (the “Advisory Agreement”) between the Advisors Preferred LLC (the “Adviser”) and the Trust and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “FPI”), on behalf of the Quantified All-Cap Equity Fund, Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, and Quantified STF Fund, (together the “Quantified Funds”) .

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials covering, but not limited to, the following: the nature, extent and quality of the services provided by the investment adviser to the Quantified Funds; the investment performance of the Quantified Funds and the investment adviser; the costs of the services to be provided to the Quantified Funds; the extent to which economies of scale benefit shareholders; and the profits to be realized by the adviser and its affiliates from the relationship with the Quantified Funds.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and the Sub-Adviser’s Form ADVs, a description of the manner in which investment decisions are made for the Quantified Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for each of the Quantified Funds, including the team of individuals that primary monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Trustees considered that the Adviser generally provides management and operational oversight of the Sub-Adviser. They also considered that the Adviser continues to provide numerous high-quality services to the Sub-Adviser, including the ongoing monitoring and evaluation of the performance of the Quantified Funds, various administrative services, trade execution, and extensive compliance review and assistance. The Trustees also considered that the Adviser has not reported any material compliance or regulatory matters, and the financial resources of the Adviser. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Quantified Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Trustees considered the experience and performance of the Sub-Adviser’s portfolio management team, research staff, and compliance program. The Board considered that the Sub-Adviser employs a continuous investment program on behalf of each of the Quantified Funds and also uses the Quantified Funds as part of investment strategies and portfolios it offers to its clients as part of a wrap fee advisory arrangement or to other clients via separate accounts, as well as to the public. The Trustees reviewed the financial resources of the Sub-Adviser. The Board also considered the Sub-Adviser’s practices with respect to monitoring compliance for each of the Quantified Funds and recent responses to regulatory inquiries and found that the Sub-Adviser has devoted appropriate resources to compliance. The Trustees noted that the Sub-Adviser has made senior people available and that the Board has a strong relationship with key personnel participating in Board Meetings and familiarity with the operations of FPI. The Trustees appreciated the proactive models and strategies which enhance performance. The Trustees reflected that the loss in one portfolio manager had minimal effect on the Quantified Funds due to the quick replacement with a seasoned individual.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, financial resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by Sub-Adviser to each of the Funds were satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore does not directly control the performance of the Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Funds, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Funds’ investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the performance of each of the Funds compared to their primary benchmark index and Morningstar category for various periods. The Trustees considered performance comparison information provided by the Adviser, using it as the primary source of relative performance. The Trustees also reviewed the Sub-Adviser’s strategy and explanations for over/under performance.

With respect to the Quantified Managed Income Fund, the Trustees noted the Fund outperformed the Bloomberg Barclay Aggregate Bond Index benchmark by 0.36% during the last 12 months ended April 30, 2018 and by 0.49% for the three year period. The Trustees noted the Fund was slightly outperforming the Morningstar Intermediate Term Bond category for both the 12 month period and the three year period. They noted that since inception performance relative to the benchmark was negative, but that recent performance of the Fund has improved as a result of changes in the Fund’s investment strategy.

With respect to the Quantified All-Cap Equity Fund, the Trustees noted that the Fund underperformed the S&P 500 Index by 8.19% during the 12 months ended April 30, 2018 and by 5.29% for the three year period. The Trustees also noted the Quantified All-Cap Equity Fund lagged the Morningstar Mid-Cap Blend category for the 12 month and three year period, and acknowledged that FPI was researching alternatives to suggest for the Fund’s benchmark index. The Trustees further noted the Fund does not follow an index-tracking and therefore, swings in performance are to be expected.

For the Quantified Alternative Investment Fund, the Board noted the Fund underperformed the S&P 500 Index by 9.16% and 9.69% for the 12 month and three year period respectively. They further noted the Fund outperformed the Morningstar Multi-Alternative category by 1.63% during the last 12 months ended April 30, 2018, and by 0.17% for the three year period. The Board acknowledged that the S&P 500 Index does not correspond to the Fund’s investment strategy and noted that the Sub-Adviser is considering requesting a change in the benchmark index given the somewhat novel nature of the Fund’s strategy.

With regards to the Quantified Market Leaders Fund, the Board noted that the Fund lagged the Wilshire 5000 Index by 2.33% and by 2.48% respectively for the 12 months ended April 30, 2018 and three year period respectively. The Trustees noted the Fund lagged the Morningstar Large-Cap Growth category for both periods. The Trustees further noted that like other Funds in the group, the Fund does not follow an index-tracking and therefore, swings in performance are to be expected.

For the Quantified STF Fund, the Board noted that the Fund generated strong returns for the one and three year periods, but the Fund lagged its benchmark, the NASDAQ 100 Total Return Index, by 1.84% during the last 12 months ended April 30, 2018 and 7.09% since inception. The Trustees also noted the Fund slightly lagged the Morningstar Equity L/S category for the 12 month period.

The Trustees noted that with respect to the Quantified Funds the recent one-year performance returns were improved over previous periods, and changes in benchmark indexes were being considered. The Board concluded that the overall performance of each of the Quantified Funds was not unsatisfactory.

Fees and Expenses. As to the costs of the services rendered to each Quantified Fund by each of the Adviser and Sub-Adviser, the Trustees considered a comparison of the level of advisory fees and total operating expenses charged by each Fund to funds in each Fund’s Morningstar Category. The Trustees noted that the Adviser does not advise any investment vehicle with investment objectives and strategies substantially similar to the Funds and that the Sub-Adviser charged higher fees to client accounts with investment mandates similar to those of the Funds.

With respect to the Quantified Managed Income Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.78% (Investor Class shares) were within the range of the fees of the comparable funds and classes in the Morningstar Intermediate Term Bond category. The Trustees noted that Advisor Class shares expense ratio of 2.38% was above the average but less than the maximum fees of similar classes in the Morningstar Intermediate Term Bond category and concluded expenses were nonetheless reasonable.

With respect to the Quantified All-Cap Equity Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.51% (Investor Class shares) was slightly higher than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Blend category. The Trustees noted that Advisor Class shares expense ratio of 2.11% was within range of the average of similar classes within the Morningstar Mid Cap Blend category.

With respect to the Quantified Alternative Investment Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 2.10% (Investor Class shares) and 2.70% (Advisor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Multi-Alternative category.

With respect to the Quantified Market Leaders Fund, the Trustees considered that the advisory fee of 0.75% and total expense ratio of 1.69% (Investor Class shares) were lower than the average of advisory fees and within the range of the total expenses of the comparable funds and classes in the Morningstar Mid Cap Growth category. The Trustees noted that Advisor Class shares expense ratio of 2.29% was within the range of similar classes in the Morningstar Mid Cap Growth category.

With respect to the Quantified STF Fund, the Trustees considered that the advisory fee of 1.00% and total expense ratio of 1.69% (Investor Class shares) and 2.29% (Advisor Class shares) were within range of advisory fees and within range of the average of the total expenses of the comparable funds and classes in the Morningstar Large-Cap Growth category.

The Board concluded that the management fee and overall expenses charged by each of the Quantified Funds were not unreasonable. They further noted that the fees were not excessive and aligned with comparable funds. The Board also considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of each Quantified Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser as well as trade execution. The Trustees reviewed the fees payable to each of the Adviser and Sub-Adviser, considered the allocation of the advisory fee payable to each Quantified Fund and the portion retained by the Adviser. The Trustees further noted that the Adviser will retain between 0.20% and 0.25% of the gross advisory fee for its services to each Quantified Fund, with the portion of the management fee retained by the Adviser decreasing slightly as the assets of each Quantified Fund, respectively, increase. The Board concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was not unreasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

Profitability. The Board considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether profits from each Quantified Fund, if any, are reasonable in light of the services provided to the Quantified Funds. The Board considered that at current asset levels and after payment of sub-advisory fees to FPI, the Advisor continued to operate at a loss or at only a very slight profit with respect to each Quantified Fund; and operated at a loss or at only a very slight profit with respect to each Quantified Fund after including the totality of services. For the Sub-Adviser, the Board considered that with respect to sub-advisory services for each Quantified Fund, FPI also operated at a loss. The Trustees also considered that the Sub-Adviser receives revenue for certain shareholder services it provides to the Quantified Funds, noting that the level of such compensation did not appear to be unreasonable in relation to the services rendered, and further that with inclusion of this revenue, the Sub-Adviser’s relationship with each Quantified Fund was at best only marginally profitable at current asset levels. The Board concluded that the Adviser’s and Sub-Adviser’s level of profitability from each Quantified Fund was not excessive.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Quantified Funds. The Adviser stated they believe economies of scale will not be reached until assets reach a potential minimum of $300 to $500 million per fund, and economies of scale would be revisited when assets reach those levels.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement, respectively, as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval for an additional one-year period was in the best interests of each of the Quantified Funds and their current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of each of the Quantified Fund’s surrounding circumstances.

Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2018

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee
Charles R. Ranson Born: 1947	Trustee	Indefinite, since November 2012	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (since 2003); Consultant, GR Group (since 2008)	10	Northern Lights Fund Trust IV (since 2015)
Felix Rivera Born: 1963	Trustee	Indefinite, since November 2012	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), (since January 2011)	10	Centerstone Investors Trust (since 2016)
David Feldman Born: 1963	Trustee	Indefinite, since September 2017	Retired since December 2014. Head of Intermediary Sales, Baron Capital Inc. (February 2010 to December 2014)	10	None

1	Unless otherwise specified, the mailing address of each Trustee is c/o Advisors Preferred Trust, 80 Arkay Drive, Hauppauge, NY 11788.

2	The “Fund Complex” consists of the series of the Trust.

AP 6/30/18 v1

Quantified Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2018

Interested Trustees and Officers

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee
Catherine Ayers- Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; since November 2012	CEO, Advisors Preferred, LLC (since April 2011); CEO, Ceros Financial Services, Inc.), (since September 2009); CEO, Atcap Partners, LLC, (since March 2014	10	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; since November 2012	Director of Sales and Marketing, Ceros Financial Services, Inc. (since January 2011)	10	None
Kevin E. Wolf Born: 1969	Treasurer	Indefinite; since November 2012	President, Gemini Fund Services, LLC (since 2012); Vice-President, BluGiant, LLC (since 2004)	N/A	N/A
R. Michael Fox Born: 1950	Chief Compliance Officer	Indefinite; since December 2016	CCO and CFO, Advisors Preferred, LLC (since January 2013); CCO and CFO AtCap Partners, LLC (since April 2013); CFO and CRO of Ceros Financial Services, Inc., (since February 2012); CCO Foothill Securities, Inc. (November 2015 December 2016); CCO and CFO Grail Securities, LLC (August 2016 –February 2017)	N/A	N/A
Richard Malinowski Born: 1983	Secretary	Indefinite; November 2012	Senior Vice President, Legal Administration, General Fund Services, LLC, (since February 2017); Vice President and Counsel (April 2016 - February 2017); and AVP and Staff Attorney (Sept. 2012 – March 2016)	N/A	N/A

1	Unless otherwise specified, the address of each Trustee and officer is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

2	The “Fund Complex” consists of the series of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge by calling toll- free 1-855-647-8268.

AP 6/30/18 v1

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)         A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Felix Rivera is the audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rivera is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2018 - $62,500
2017 - $52,500

(b)	Audit-Related Fees
2018 - None
2017 - None

(c)	Tax Fees
2018 - $12,500
2017 - $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
2018 - None
2017 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

	2018	2017
Audit-Related Fees:	100%	100%
Tax Fees:	100%	100%
All Other Fees:	100%	100%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $12,500

2017 - $12,500

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Catherine Ayers-Rigsby
Catherine Ayer-Rigsby, President/Principal Executive Officer

Date	9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, President/Principal Executive Officer

Date	9/7/18

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Treasurer/Principal Financial Officer

Date	9/7/18